Pension benefits - Expected Annual Pension Plan Contributions Under Defined Benefit Plans (Details) $ in Millions	Dec. 31, 2021 USD ($)
Defined Benefit Plan, Expected Future Employer Contributions [Abstract]
2022	$ 1
2023	1
2024	1
2025	1
2025-2030	3
Total payments expected during the next 10 years	$ 7